ALLEGIANT FUNDS

                          ALLEGIANT SMALL CAP CORE FUND

                               A, B, and C Shares

    Supplement dated January 4, 2006 to the Prospectus dated October 1, 2005, as supplemented.

                   This Supplement provides new and additional
                      information beyond that contained in
                      the Prospectus and should be read in
                        conjunction with the Prospectus.

         On December 31, 2005, Allegiant Investment Counselors, Inc. ("Investment Counselors"), a wholly-owned subsidiary of National City Corporation and the sub-adviser to the Allegiant Small Cap Core Fund (the "Fund"), merged into Allegiant Asset Management Company (the "Adviser"), a wholly-owned indirect subsidiary of National City Corporation and the adviser to the Fund (the "Merger"). As a result of the Merger, the Adviser is the sole investment adviser to the Fund. In connection with the Merger, the Prospectus is revised as set forth below:


THE SECOND PARAGRAPH UNDER THE HEADING "RISK/RETURN INFORMATION COMMON TO THE FUNDS" ON PAGE 1 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser manages the investments of each Fund. Polaris Capital Management, Inc. ("Polaris" or the "Sub-Adviser") serves as sub-adviser to a portion of the assets of the Allegiant International Equity Fund. The Adviser, with the assistance of Polaris in the case of the Allegiant International Equity Fund, invests Fund assets in a way that it believes will help a Fund achieve its goal. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's and Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

THE "SUB-ADVISER" PORTION OF THE SECTION ENTITLED "FUND SUMMARY" ON PAGE 22 OF THE PROSPECTUS IS DELETED.

THE THIRD AND FOURTH PARAGRAPHS UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" ON PAGE 22 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE
FOLLOWING:

The Adviser's investment process is to invest in securities of companies based on the Adviser's analysis of the company's cash flow. The Adviser's investment process focuses, specifically, on Cash Flow Return on Investment (CFROI(R))(1). CFROI(R) is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI(R) is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Adviser believes that CFROI(R) provides a more accurate predictor of future value than other broadly used analysis methods. The Adviser first screens companies based on corporate performance utilizing the CFROI(R) measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced. The Adviser believes that it does not matter what a particular company's cash flow change is if the stock is overvalued.

In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders, deploy capital, that have low debt and a consistent dividend policy, and that are market leaders with respect to the product or service they provide, as well as companies that are part of a strong or growing industry. The Adviser will generally sell a security when cash flow return on investment flattens or declines, market price equals or exceeds cash flow value "target," company characteristics deteriorate, when there are earnings warnings, and when the stock experiences underperformance. However, none of the sell characteristics are automatic.

FOOTNOTE 11 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE FOR THE SMALL CAP CORE FUND ON PAGES 30-31 OF THE PROSPECTUS UNDER THE HEADING "FUND FEES AND EXPENSES" IS DELETED.

THE HEADING "INVESTMENT ADVISER, SUB-ADVISERS AND INVESTMENT TEAMS" ON PAGE 83 OF THE PROSPECTUS IS DELETED AND REPLACED WITH "INVESTMENT ADVISER, SUB-ADVISER AND INVESTMENT TEAMS."

THE HEADING "SUB-ADVISERS" ON PAGE 83 OF THE PROSPECTUS IS DELETED AND REPLACED WITH "SUB-ADVISER."

THE THIRD AND FOURTH PARAGRAPHS UNDER THE NEW HEADING "SUB-ADVISER" ON PAGE 83 OF THE PROSPECTUS ARE DELETED.

THE SECTION ENTITLED "INVESTMENT COUNSELORS' INVESTMENT PERFORMANCE" ON PAGE 85 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

PRIOR PERFORMANCE INFORMATION FOR THE CORE EQUITY INVESTMENT MANAGEMENT TEAM

Although the Allegiant Small Cap Core Fund has limited prior performance history, Gordon A. Johnson, James E. Mineman, Peter A. Roy and Lisa A. Teter, the members of the Adviser's Core Equity Investment Management Team that is the management team responsible for the Fund, have substantial experience in managing accounts that focus on small cap issuers. While employed at Allegiant Investment Counselors, Inc. ("Investment Counselors"), the sub-adviser to the Allegiant Small Cap Core Fund prior to Investment Counselors' merger into the Adviser, the members of the Core Equity Investment Management Team managed separate accounts with a small cap orientation having investment objectives, policies and strategies that are substantially similar to the Allegiant Small Cap Core Fund. For additional information on the members of the Core Equity Investment Management Team, see "Portfolio Management Teams" below.

The tables below, which were prepared by Investment Counselors prior to its merger into the Adviser, show the annual returns and long-term performance record established by the members of the Core Equity Investment Management Team while managing client accounts at Investment Counselors. Please note that the performance results shown are those of the Core Equity Investment Management Team while employed by Investment Counselors and not the investment results of the Allegiant Small Cap Core Fund. The results are not intended to predict or suggest the return to be experienced by the Fund or the return an individual investor might achieve by investing in the Fund.

The Allegiant Small Cap Core Fund's results may be different from the composite performance figures shown due to, among other things, differences in fees and expenses. The composite performance figures reflect the deduction of all advisory fees and trading costs, but do not reflect custody fees, which were paid by clients directly. The overall expenses of Investment Counselors' client accounts were generally lower than those experienced by Fund shareholders and, therefore, the performance of the Fund would generally be lower. The Fund's results also may be different because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable securities and tax laws that, if applicable, could have adversely affected the performance of the client accounts. In addition, the securities held by the Fund will not be identical to the securities held by these accounts.

Included for comparison purposes are performance figures of the Russell 2000 Index, an unmanaged market index. Investors cannot invest directly in the Index. The returns of the Russell 2000 Index reflect the reinvestment of dividends and distributions, but do not reflect the deduction of any fees, expenses or taxes.

THE SMALL CAP CORE FUND PORTION OF THE MANAGEMENT TEAM TABLE ON PAGE 89 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

FUND NAME                           MANAGEMENT TEAM                     ADVISORY FEES PAID AS A
                                                                       PERCENTAGE OF AVERAGE NET
                                                                       ASSETS FOR THE FISCAL YEAR
                                                                           ENDED MAY 31, 2005
Small Cap Core Fund      Core Equity Investment Management Team                  1.00%

THE FOLLOWING REPLACES THE INFORMATION UNDER THE HEADING "CORE EQUITY INVESTMENT MANAGEMENT TEAM, ALLEGIANT INVESTMENT COUNSELORS (SUB-ADVISER)" ON PAGE 92 OF THE PROSPECTUS:

-------------------------------------------------------------------------------------------------------------------
CORE EQUITY INVESTMENT MANAGEMENT TEAM
-------------------------------------------------------------------------------------------------------------------
Gordon A. Johnson                      Mr. Johnson has overall responsibility for the team's investment
Senior Portfolio Manager               operations.
Years with the Adviser:  2
Industry experience: 20 years          Prior to Investment Counselors' merger with the Adviser on
                                       December 31, 2005, Mr. Johnson was the President and Chief
                                       Investment Officer of Investment Counselors, the former
                                       sub-adviser to the Allegiant Small Cap Core Fund, since 1985.
-------------------------------------------------------------------------------------------------------------------
James E. Mineman                       Mr. Mineman is responsible for coordinating the equity research process
Senior Portfolio Manager               for the Allegiant Small Cap Core Fund.
Years with the Adviser:  2
Industry experience: 11 years          Prior to Investment Counselors' merger with the Adviser on
                                       December 31, 2005, Mr. Mineman was the Director of Equity
                                       Research at Investment Counselors, the former sub-adviser to the
                                       Allegiant Small Cap Core Fund, since 1994.
-------------------------------------------------------------------------------------------------------------------

Peter A. Roy                           Mr. Roy is responsible for implementing and managing the investment
Senior Investment Analyst              philosophy.
Years with the Adviser:  2
Industry experience:  8 years          Prior to Investment Counselors' merger with the Adviser on December 31,
                                       2005, Mr. Roy was a portfolio manager at Investment Counselors, the former sub-adviser to the Allegiant Small Cap Core Fund, since 2003.  Prior to
                                       2003, Mr. Roy was a portfolio manager for Allegiant Trust Company.  From
                                       2000 through 2002, he was pursuing his M.B.A at Washington University's
                                       Olin School of Business.
-------------------------------------------------------------------------------------------------------------------
Lisa A. Teter                          Ms. Teter is responsible for portfolio management and trading for the
Senior Investment Analyst              Allegiant Small Cap Core Fund.
Years with the Adviser:  2
Industry experience: 11 years          Prior to Investment Counselors' merger with the Adviser on
                                       December 31, 2005, Ms. Teter was a portfolio manager at
                                       Investment Counselors, the former sub-adviser to the Allegiant
                                       Small Cap Core Fund, since 1994.
-------------------------------------------------------------------------------------------------------------------


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                          ALLEGIANT SMALL CAP CORE FUND

                                    I Shares

    Supplement dated January 4, 2006 to the Prospectus dated October 1, 2005, as supplemented.

                   This Supplement provides new and additional
                      information beyond that contained in
                      the Prospectus and should be read in
                        conjunction with the Prospectus.

         On December 31, 2005, Allegiant Investment Counselors, Inc. ("Investment Counselors"), a wholly-owned subsidiary of National City Corporation and the sub-adviser to the Allegiant Small Cap Core Fund (the "Fund"), merged into Allegiant Asset Management Company (the "Adviser"), a wholly-owned indirect subsidiary of National City Corporation and the adviser to the Fund (the "Merger"). As a result of the Merger, the Adviser is the sole investment adviser to the Fund. In connection with the Merger, the Prospectus is revised as set forth below:

THE SECOND PARAGRAPH UNDER THE HEADING "RISK/RETURN INFORMATION COMMON TO THE FUNDS" ON PAGE 1 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser manages the investments of each Fund. Polaris Capital Management, Inc. ("Polaris" or the "Sub-Adviser") serves as sub-adviser to a portion of the assets of the Allegiant International Equity Fund. The Adviser, with the assistance of Polaris in the case of the Allegiant International Equity Fund, invests Fund assets in a way that it believes will help a Fund achieve its goal. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's and Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

THE "SUB-ADVISER" PORTION OF THE SECTION ENTITLED "FUND SUMMARY" ON PAGE 22 OF THE PROSPECTUS IS DELETED.

THE THIRD AND FOURTH PARAGRAPHS UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" ON PAGE 22 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE
FOLLOWING:

The Adviser's investment process is to invest in securities of companies based on the Adviser's analysis of the company's cash flow. The Adviser's investment process focuses, specifically, on Cash Flow Return on Investment (CFROI(R))(1). CFROI(R) is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI(R) is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Adviser believes that CFROI(R) provides a more accurate predictor of future value than other broadly used analysis methods. The Adviser first screens companies based on corporate performance utilizing the CFROI(R) measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced. The Adviser believes that it does not matter what a particular company's cash flow change is if the stock is overvalued.

In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders, deploy capital, that have low debt and a consistent dividend policy, and that are market leaders with respect to the product or service they provide, as well as companies that are part of a strong or growing industry. The Adviser will generally sell a security when cash flow return on investment flattens or declines, market price equals or exceeds cash flow value "target," company characteristics deteriorate, when there are earnings warnings, and when the stock experiences underperformance. However, none of the sell characteristics are automatic.

FOOTNOTE 7 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE FOR THE SMALL CAP CORE FUND ON PAGES 30-31 OF THE PROSPECTUS UNDER THE HEADING "FUND FEES AND EXPENSES" IS DELETED.

THE HEADING "INVESTMENT ADVISER, SUB-ADVISERS AND INVESTMENT TEAMS" ON PAGE 80 OF THE PROSPECTUS IS DELETED AND REPLACED WITH "INVESTMENT ADVISER, SUB-ADVISER AND INVESTMENT TEAMS."

THE HEADING "SUB-ADVISERS" ON PAGE 80 OF THE PROSPECTUS IS DELETED AND REPLACED WITH "SUB-ADVISER."

THE THIRD AND FOURTH PARAGRAPHS UNDER THE NEW HEADING "SUB-ADVISER" ON PAGE 80 OF THE PROSPECTUS ARE DELETED.

THE SECTION ENTITLED "INVESTMENT COUNSELORS' INVESTMENT PERFORMANCE" ON PAGE 82 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

PRIOR PERFORMANCE INFORMATION FOR THE CORE EQUITY INVESTMENT MANAGEMENT TEAM

Although the Allegiant Small Cap Core Fund has limited prior performance history, Gordon A. Johnson, James E. Mineman, Peter A. Roy and Lisa A. Teter, the members of the Adviser's Core Equity Investment Management Team that is the management team responsible for the Fund, have substantial experience in managing accounts that focus on small cap issuers. While employed at Allegiant Investment Counselors, Inc. ("Investment Counselors"), the sub-adviser to the Allegiant Small Cap Core Fund prior to Investment Counselors' merger into the Adviser, the members of the Core Equity Investment Management Team managed separate accounts with a small cap orientation having investment objectives, policies and strategies that are substantially similar to the Allegiant Small Cap Core Fund. For additional information on the members of the Core Equity Investment Management Team, see "Portfolio Management Teams" below.

The tables below, which were prepared by Investment Counselors prior to its merger into the Adviser, show the annual returns and long-term performance record established by the members of the Core Equity Investment Management Team while managing client accounts at Investment Counselors. Please note that the performance results shown are those of the Core Equity Investment Management Team while employed by Investment Counselors and not the investment results of the Allegiant Small Cap Core Fund. The results are not intended to predict or suggest the return to be experienced by the Fund or the return an individual investor might achieve by investing in the Fund.

The Allegiant Small Cap Core Fund's results may be different from the composite performance figures shown due to, among other things, differences in fees and expenses. The composite performance figures reflect the deduction of all advisory fees and trading costs, but do not reflect custody fees, which were paid by clients directly. The overall expenses of Investment Counselors' client accounts were generally lower than those experienced by Fund shareholders and, therefore, the performance of the Fund would generally be lower. The Fund's results also may be different because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable securities and tax laws that, if applicable, could have adversely affected the performance of the client accounts. In addition, the securities held by the Fund will not be identical to the securities held by these accounts.

Included for comparison purposes are performance figures of the Russell 2000 Index, an unmanaged market index. Investors cannot invest directly in the Index. The returns of the Russell 2000 Index reflect the reinvestment of dividends and distributions, but do not reflect the deduction of any fees, expenses or taxes.

THE SMALL CAP CORE FUND PORTION OF THE MANAGEMENT TEAM TABLE ON PAGE 86 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

FUND NAME                              MANAGEMENT TEAM                     ADVISORY FEES PAID AS A
                                                                          PERCENTAGE OF AVERAGE NET
                                                                          ASSETS FOR THE FISCAL YEAR
                                                                              ENDED MAY 31, 2005
Small Cap Core Fund         Core Equity Investment Management Team                  1.00%

THE FOLLOWING REPLACES THE INFORMATION UNDER THE HEADING "CORE EQUITY INVESTMENT MANAGEMENT TEAM, ALLEGIANT INVESTMENT COUNSELORS (SUB-ADVISER)" ON PAGE 89 OF THE PROSPECTUS:

-------------------------------------------------------------------------------------------------------------------
CORE EQUITY INVESTMENT MANAGEMENT TEAM
-------------------------------------------------------------------------------------------------------------------
Gordon A. Johnson                      Mr. Johnson has overall responsibility for the team's investment
Senior Portfolio Manager               operations.
Years with the Adviser:  2
Industry experience: 20 years          Prior to Investment Counselors' merger with the Adviser on
                                       December 31, 2005, Mr. Johnson was the President and Chief
                                       Investment Officer of Investment Counselors, the former
                                       sub-adviser to the Allegiant Small Cap Core Fund, since 1985.
-------------------------------------------------------------------------------------------------------------------
James E. Mineman                       Mr. Mineman is responsible for coordinating the equity research process
Senior Portfolio Manager               for the Allegiant Small Cap Core Fund.
Years with the Adviser:  2
Industry experience: 11 years          Prior to Investment Counselors' merger with the Adviser on
                                       December 31, 2005, Mr. Mineman was the Director of Equity
                                       Research at Investment Counselors, the former sub-adviser to the
                                       Allegiant Small Cap Core Fund, since 1994.
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Peter A. Roy                           Mr. Roy is responsible for implementing and managing the investment
Senior Investment Analyst              philosophy.
Years with the Adviser:  2
Industry experience:  8 years          Prior to Investment Counselors' merger with the Adviser on December 31,
                                       2005, Mr. Roy was a portfolio manager at Investment Counselors, the former sub-adviser to the Allegiant Small Cap Core Fund, since 2003.  Prior to
                                       2003, Mr. Roy was a portfolio manager for Allegiant Trust Company.  From
                                       2000 through 2002, he was pursuing his M.B.A at Washington University's
                                       Olin School of Business.
-------------------------------------------------------------------------------------------------------------------
Lisa A. Teter                          Ms. Teter is responsible for portfolio management and trading for the
Senior Investment Analyst              Allegiant Small Cap Core Fund.
Years with the Adviser:  2
Industry experience: 11 years          Prior to Investment Counselors' merger with the Adviser on
                                       December 31, 2005, Ms. Teter was a portfolio manager at
                                       Investment Counselors, the former sub-adviser to the Allegiant
                                       Small Cap Core Fund, since 1994.
-------------------------------------------------------------------------------------------------------------------


INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                          ALLEGIANT SMALL CAP CORE FUND

                                    R Shares

    Supplement dated January 4, 2006 to the Prospectus dated October 1, 2005, as supplemented.

                   This Supplement provides new and additional
                      information beyond that contained in
                      the Prospectus and should be read in
                        conjunction with the Prospectus.

         On December 31, 2005, Allegiant Investment Counselors, Inc. ("Investment Counselors"), a wholly-owned subsidiary of National City Corporation and the sub-adviser to the Allegiant Small Cap Core Fund (the "Fund"), merged into Allegiant Asset Management Company (the "Adviser"), a wholly-owned indirect subsidiary of National City Corporation and the adviser to the Fund (the "Merger"). As a result of the Merger, the Adviser is the sole investment adviser to the Fund. In connection with the Merger, the Prospectus is revised as set forth below:

THE SECOND PARAGRAPH UNDER THE HEADING "RISK/RETURN INFORMATION COMMON TO THE FUNDS" ON PAGE 1 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser manages the investments of each Fund. Polaris Capital Management, Inc. ("Polaris" or the "Sub-Adviser") serves as sub-adviser to a portion of the assets of the Allegiant International Equity Fund. The Adviser, with the assistance of Polaris in the case of the Allegiant International Equity Fund, invests Fund assets in a way that it believes will help a Fund achieve its goal. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's and Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

THE "SUB-ADVISER" PORTION OF THE SECTION ENTITLED "FUND SUMMARY" ON PAGE 22 OF THE PROSPECTUS IS DELETED.

THE THIRD AND FOURTH PARAGRAPHS UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" ON PAGE 22 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE
FOLLOWING:

The Adviser's investment process is to invest in securities of companies based on the Adviser's analysis of the company's cash flow. The Adviser's investment process focuses, specifically, on Cash Flow Return on Investment (CFROI(R))(1). CFROI(R) is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI(R) is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Adviser believes that CFROI(R) provides a more accurate predictor of future value than other broadly used analysis methods. The Adviser first screens companies based on corporate performance utilizing the CFROI(R) measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced. The Adviser believes that it does not matter what a particular company's cash flow change is if the stock is overvalued.

In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders, deploy capital, that have low debt and a consistent dividend policy, and that are market leaders with respect to the product or service they provide, as well as companies that are part of a strong or growing industry. The Adviser will generally sell a security when cash flow return on investment flattens or declines, market price equals or exceeds cash flow value "target," company characteristics deteriorate, when there are earnings warnings, and when the stock experiences underperformance. However, none of the sell characteristics are automatic.

FOOTNOTE 6 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE FOR THE SMALL CAP CORE FUND ON PAGES 30-31 OF THE PROSPECTUS UNDER THE HEADING "FUND FEES AND EXPENSES" IS DELETED.

THE HEADING "INVESTMENT ADVISER, SUB-ADVISERS AND INVESTMENT TEAMS" ON PAGE 74 OF THE PROSPECTUS IS DELETED AND REPLACED WITH "INVESTMENT ADVISER, SUB-ADVISER AND INVESTMENT TEAMS."

THE HEADING "SUB-ADVISERS" ON PAGE 74 OF THE PROSPECTUS IS DELETED AND REPLACED WITH "SUB-ADVISER."

THE THIRD AND FOURTH PARAGRAPHS UNDER THE NEW HEADING "SUB-ADVISER" ON PAGE 74 OF THE PROSPECTUS ARE DELETED.

THE SECTION ENTITLED "INVESTMENT COUNSELORS' INVESTMENT PERFORMANCE" ON PAGE 76 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

PRIOR PERFORMANCE INFORMATION FOR THE CORE EQUITY INVESTMENT MANAGEMENT TEAM

Although the Allegiant Small Cap Core Fund has limited prior performance history, Gordon A. Johnson, James E. Mineman, Peter A. Roy and Lisa A. Teter, the members of the Adviser's Core Equity Investment Management Team that is the management team responsible for the Fund, have substantial experience in managing accounts that focus on small cap issuers. While employed at Allegiant Investment Counselors, Inc. ("Investment Counselors"), the sub-adviser to the Allegiant Small Cap Core Fund prior to Investment Counselors' merger into the Adviser, the members of the Core Equity Investment Management Team managed separate accounts with a small cap orientation having investment objectives, policies and strategies that are substantially similar to the Allegiant Small Cap Core Fund. For additional information on the members of the Core Equity Investment Management Team, see "Portfolio Management Teams" below.

The tables below which were prepared by Investment Counselors prior to its merger into the Adviser, show the annual returns and long-term performance record established by the members of the Core Equity Investment Management Team while managing client accounts at Investment Counselors. Please note that the performance results shown are those of the Core Equity Investment Management Team while employed by Investment Counselors and not the investment results of the Allegiant Small Cap Core Fund. The results are not intended to predict or suggest the return to be experienced by the Fund or the return an individual investor might achieve by investing in the Fund.

The Allegiant Small Cap Core Fund's results may be different from the composite performance figures shown due to, among other things, differences in fees and expenses. The composite performance figures reflect the deduction of all advisory fees and trading costs, but do not reflect custody fees, which were paid by clients directly. The overall expenses of Investment Counselors' client accounts were generally lower than those experienced by Fund shareholders and, therefore, the performance of the Fund would generally be lower. The Fund's results also may be different because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable securities and tax laws that, if applicable, could have adversely affected the performance of the client accounts. In addition, the securities held by the Fund will not be identical to the securities held by these accounts.

Included for comparison purposes are performance figures of the Russell 2000 Index, an unmanaged market index. Investors cannot invest directly in the index. The returns of the Russell 2000 Index reflect the reinvestment of dividends and distributions, but do not reflect the deduction of any fees, expenses or taxes.

THE SMALL CAP CORE FUND PORTION OF THE MANAGEMENT TEAM TABLE ON PAGE 80 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

FUND NAME                             MANAGEMENT TEAM                     ADVISORY FEES PAID AS A
                                                                         PERCENTAGE OF AVERAGE NET
                                                                         ASSETS FOR THE FISCAL YEAR
                                                                             ENDED MAY 31, 2005
Small Cap Core Fund        Core Equity Investment Management Team                  1.00%

THE FOLLOWING REPLACES THE INFORMATION UNDER THE HEADING "CORE EQUITY INVESTMENT MANAGEMENT TEAM, ALLEGIANT INVESTMENT COUNSELORS (SUB-ADVISER)" ON PAGE 83 OF THE PROSPECTUS:

-------------------------------------------------------------------------------------------------------------------
CORE EQUITY INVESTMENT MANAGEMENT TEAM
-------------------------------------------------------------------------------------------------------------------
Gordon A. Johnson                      Mr. Johnson has overall responsibility for the team's investment
Senior Portfolio Manager               operations.
Years with the Adviser:  2
Industry experience: 20 years          Prior to Investment Counselors' merger with the Adviser on
                                       December 31, 2005, Mr. Johnson was the President and Chief
                                       Investment Officer of Investment Counselors, the former
                                       sub-adviser to the Allegiant Small Cap Core Fund, since 1985.
-------------------------------------------------------------------------------------------------------------------
James E. Mineman                       Mr. Mineman is responsible for coordinating the equity research process
Senior Portfolio Manager               for the Allegiant Small Cap Core Fund.
Years with the Adviser:  2
Industry experience: 11 years          Prior to Investment Counselors' merger with the Adviser on
                                       December 31, 2005, Mr. Mineman was the Director of Equity
                                       Research at Investment Counselors, the former sub-adviser to the
                                       Allegiant Small Cap Core Fund, since 1994.
-------------------------------------------------------------------------------------------------------------------
Peter A. Roy                           Mr. Roy is responsible for implementing and managing the investment
Senior Investment Analyst              philosophy.
Years with the Adviser:  2
Industry experience:  8 years          Prior to Investment Counselors' merger with the Adviser on December 31,
                                       2005, Mr. Roy was a portfolio manager at Investment Counselors, the former sub-adviser to the Allegiant Small Cap Core Fund, since 2003.  Prior to
                                       2003, Mr. Roy was a portfolio manager for Allegiant Trust Company.  From
                                       2000 through 2002, he was pursuing his M.B.A at Washington University's
                                       Olin School of Business.
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Lisa A. Teter                          Ms. Teter is responsible for portfolio management and trading for the
Senior Investment Analyst              Allegiant Small Cap Core Fund.
Years with the Adviser:  2
Industry experience: 11 years          Prior to Investment Counselors' merger with the Adviser on
                                       December 31, 2005, Ms. Teter was a portfolio manager at
                                       Investment Counselors, the former sub-adviser to the Allegiant
                                       Small Cap Core Fund, since 1994.
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


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE